Other Assets - Summary of Other Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other non-current assets [line items]
Beginning balance	¥ 1,979	¥ 1,776
Additions	920	413
Acquisitions through business combinations		32
Transferred from construction in progress	356	296
Amortization for the year	(378)	(328)
Amount paid to related parties transactions	1,222	513
Amount Paid to Third Parties	1,655	1,466
Ending balance	2,877	1,979
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of other non-current assets [line items]
Beginning balance		1,566
Software [member]
Disclosure of other non-current assets [line items]
Beginning balance	482	372
Additions	70	75
Acquisitions through business combinations		0
Transferred from construction in progress	277	183
Amortization for the year	(221)	(148)
Ending balance	608	482
Leasehold improvements [member]
Disclosure of other non-current assets [line items]
Beginning balance	251	242
Additions	46	0
Acquisitions through business combinations		9
Transferred from construction in progress	79	113
Amortization for the year	(92)	(113)
Ending balance	284	251
Others [member]
Disclosure of other non-current assets [line items]
Beginning balance	1,246	952
Additions	804	338
Acquisitions through business combinations		23
Transferred from construction in progress	0	0
Amortization for the year	(65)	(67)
Ending balance	¥ 1,985	¥ 1,246